Contract Liabilities - Contract liabilities - non-current (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities
Deferred revenue related to upfront franchise fees received from sub-franchisees	¥ 3,311,176	¥ 970,486